Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 2,206	$ 199
Charge	(901)	(369)	$ (53)
Property, plant and equipment at end of period	1,963	2,206	199
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,672	199
Property, plant and equipment at end of period	1,290	1,672	199
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	21
Property, plant and equipment at end of period	77	21
Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	513
Property, plant and equipment at end of period	596	513
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,591	256	32
Additions	713	2,416	223
Disposals	(55)
Foreign exchange on translation	11	(81)	1
Property, plant and equipment at end of period	3,260	2,591	256
Cost | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,019	256	32
Additions	407	1,810	223
Disposals	(55)
Foreign exchange on translation	22	(47)	1
Property, plant and equipment at end of period	2,393	2,019	256
Cost | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	23
Additions	74	25
Foreign exchange on translation		(2)
Property, plant and equipment at end of period	97	23
Cost | Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	549
Additions	231	581
Foreign exchange on translation	(11)	(32)
Property, plant and equipment at end of period	769	549
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(385)	(57)	(5)
Disposals	18
Foreign exchange on translation	(47)	40	1
Charge	(882)	(368)	(53)
Property, plant and equipment at end of period	(1,296)	(385)	(57)
Depreciation | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(347)	(57)	(5)
Disposals	18
Foreign exchange on translation	(42)	37	1
Charge	(732)	(327)	(53)
Property, plant and equipment at end of period	(1,103)	(347)	$ (57)
Depreciation | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2)
Charge	(18)	(2)
Property, plant and equipment at end of period	(20)	(2)
Depreciation | Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(36)
Foreign exchange on translation	(4)	3
Charge	(133)	(39)
Property, plant and equipment at end of period	$ (173)	$ (36)